As filed with the Securities and Exchange Commission on January 19, 2023

File Nos. 333-264818

811-23799

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 3	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 6	X

____________________________________________

AB ACTIVE ETFs, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

_______________________________________________________________

NANCY E. HAY

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York l0105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[_]	Immediately upon filing pursuant to paragraph (b)
[X]	On February 17, 2023 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)
[_]	On (date) pursuant to paragraph (a)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 3 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 6 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the “Registration Statement”) of AB Active ETFs, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 17, 2023, the effectiveness of Registrant’s Post-Effective Amendment No. 1 relating solely to the shares of the AB US Low Volatility Equity ETF, the AB US High Dividend ETF, and the AB Disruptors ETF, filed on November 7, 2022, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 19th day of January, 2023.

AB ACTIVE ETFs, INC.

By:	/s/	Onur Erzan
Onur Erzan
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

1.	Principal Executive Officer:

	/s/ Onur Erzan	President and Chief	January 19, 2023
	Onur Erzan	Executive Officer

2.	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer and	January 19, 2023
	Joseph J. Mantineo	Chief Financial Officer

3.	All of the Directors:

Jorge A. Bermudez* Michael Downey* Onur Erzan* Nancy P. Jacklin* Jeanette W. Loeb* Carol C. McMullen* Garry L. Moody* Marshall C. Turner, Jr.*

*By:	/s/ Nancy E. Hay		January 19, 2023
Nancy E. Hay (Attorney-in-fact)